Quarterly Report
March 31, 2020
MFS®  Growth Series
MFS® Variable Insurance Trust

Portfolio of Investments
3/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Apparel Manufacturers – 0.9%
NIKE, Inc., “B”	169,942	$14,061,001
Biotechnology – 1.5%
Illumina, Inc. (a)	31,229	$8,529,265
Vertex Pharmaceuticals, Inc. (a)	61,317	14,590,380
		$23,119,645
Broadcasting – 2.2%
Netflix, Inc. (a)	93,527	$35,119,388
Brokerage & Asset Managers – 1.1%
Intercontinental Exchange, Inc.	210,006	$16,957,985
Business Services – 13.1%
Clarivate Analytics PLC (a)	405,007	$8,403,895
CoStar Group, Inc. (a)	12,820	7,528,032
Equifax, Inc.	19,300	2,305,385
Fidelity National Information Services, Inc.	261,440	31,801,562
Fiserv, Inc. (a)	404,385	38,412,531
FleetCor Technologies, Inc. (a)	17,659	3,294,110
Global Payments, Inc.	236,138	34,058,184
MSCI, Inc.	89,156	25,762,518
PayPal Holdings, Inc. (a)	200,534	19,199,125
TransUnion	152,933	10,121,106
Verisk Analytics, Inc., “A”	193,883	27,023,412
		$207,909,860
Cable TV – 1.8%
Charter Communications, Inc., “A” (a)	55,467	$24,200,807
Comcast Corp., “A”	130,323	4,480,505
		$28,681,312
Computer Software – 18.7%
Adobe Systems, Inc. (a)	224,483	$71,439,470
Black Knight, Inc. (a)	62,785	3,645,297
Cadence Design Systems, Inc. (a)	120,019	7,926,055
Intuit, Inc.	121,245	27,886,350
Microsoft Corp.	955,305	150,661,151
Salesforce.com, Inc. (a)	232,721	33,507,170
		$295,065,493
Computer Software - Systems – 3.4%
Apple, Inc.	119,421	$30,367,566
ServiceNow, Inc. (a)	34,755	9,960,088
Shopify, Inc. (a)	12,983	5,413,002
Square, Inc., “A” (a)	156,938	8,220,413
		$53,961,069
Construction – 2.6%
Sherwin-Williams Co.	47,342	$21,754,596
Vulcan Materials Co.	177,795	19,214,305
		$40,968,901

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 2.4%
Colgate-Palmolive Co.	403,171	$26,754,428
Estee Lauder Cos., Inc., “A”	72,109	11,489,848
		$38,244,276
Electrical Equipment – 1.1%
AMETEK, Inc.	130,284	$9,383,054
Amphenol Corp., “A”	116,734	8,507,574
		$17,890,628
Electronics – 0.7%
NVIDIA Corp.	44,117	$11,629,241
Gaming & Lodging – 0.4%
Hilton Worldwide Holdings, Inc.	53,851	$3,674,792
Marriott International, Inc., “A”	34,659	2,592,840
		$6,267,632
General Merchandise – 1.3%
Dollar General Corp.	81,534	$12,312,449
Dollar Tree, Inc. (a)	107,435	7,893,250
		$20,205,699
Insurance – 1.5%
Aon PLC	140,743	$23,228,225
Internet – 8.6%
Alibaba Group Holding Ltd., ADR (a)	53,354	$10,376,286
Alphabet, Inc., “A” (a)	55,953	65,014,588
Alphabet, Inc., “C” (a)	20,016	23,274,805
Facebook, Inc., “A” (a)	202,204	33,727,627
Spotify Technology S.A. (a)	29,195	3,545,441
		$135,938,747
Leisure & Toys – 2.9%
Activision Blizzard, Inc.	251,704	$14,971,354
Electronic Arts, Inc. (a)	220,614	22,098,905
Take-Two Interactive Software, Inc. (a)	79,284	9,403,875
		$46,474,134
Machinery & Tools – 1.1%
Roper Technologies, Inc.	55,594	$17,334,765
Medical Equipment – 9.5%
Abbott Laboratories	191,553	$15,115,447
Becton, Dickinson and Co.	43,618	10,022,108
Boston Scientific Corp. (a)	565,299	18,445,706
Danaher Corp.	232,315	32,154,719
Edwards Lifesciences Corp. (a)	51,623	9,737,130
Medtronic PLC	266,840	24,063,631
Thermo Fisher Scientific, Inc.	142,319	40,361,669
		$149,900,410
Other Banks & Diversified Financials – 8.3%
Mastercard, Inc., “A”	244,430	$59,044,511
Visa, Inc., “A”	450,934	72,654,486
		$131,698,997

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 3.0%
Eli Lilly & Co.	58,595	$8,128,298
Merck & Co., Inc.	141,987	10,924,480
Zoetis, Inc.	243,864	28,700,354
		$47,753,132
Printing & Publishing – 0.6%
IHS Markit Ltd.	151,272	$9,076,320
Railroad & Shipping – 1.0%
Canadian Pacific Railway Ltd.	52,422	$11,511,347
Union Pacific Corp.	26,081	3,678,464
		$15,189,811
Restaurants – 0.6%
Chipotle Mexican Grill, Inc., “A” (a)	10,480	$6,858,112
Starbucks Corp.	41,037	2,697,772
		$9,555,884
Specialty Stores – 9.3%
Amazon.com, Inc. (a)	55,820	$108,833,371
Costco Wholesale Corp.	53,585	15,278,691
Lululemon Athletica, Inc. (a)	31,157	5,905,809
O'Reilly Automotive, Inc. (a)	5,804	1,747,294
Ross Stores, Inc.	175,839	15,292,718
		$147,057,883
Telecommunications - Wireless – 1.5%
American Tower Corp., REIT	109,166	$23,770,896
Total Common Stocks		$1,567,061,334
Investment Companies (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 1.28% (v)	18,704,170	$18,707,910

Other Assets, Less Liabilities – (0.3)%		(5,185,373)
Net Assets – 100.0%		$1,580,583,871
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $18,707,910 and $1,567,061,334, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,567,061,334	$—	$—	$1,567,061,334
Mutual Funds	18,707,910	—	—	18,707,910
Total	$1,585,769,244	$—	$—	$1,585,769,244
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$13,494	$99,379,712	$80,686,084	$1,985	$(1,197)	$18,707,910

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$66,101	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.